Concentration (Tables)	12 Months Ended
Dec. 31, 2015
Risks and Uncertainties [Abstract]
Schedule of accounts receivable and revenue concentration

The following table summarizes accounts receivable and revenue concentrations:

	Accounts Receivable As of December 31,		Total Revenue for the year ended December 31,
	2015	2014	2015	2014
Customer #1	-	44%	13%	-
Customer #2	20%	19%	10%	12%
Customer #3	-	-	-	12%
Customer #4	-	-	24%	11%
Customer #5	18%	10%	-	-
Customer #6	20%	-	-	-
Customer #7	39%	-	-	-
Total concentration	97%	73%	47%	35%

Schedule of sales concentrations by geographical areas	The following table summarizes sales concentrations:
	December 31,2015	December 31, 2014
Sales within the United States	93%	99%
Sales outside of the United States	7%	1%
Total	100%	100%